Stock Compensation Plans and Share-Based Compensation Awards - Fair Value Assumptions (Detail) - Stock option	6 Months Ended
Jun. 30, 2018 $ / shares
Assumptions used in estimating grant date fair values
Expected life (in years)	7 years
Weighted average risk free interest rate (as a percent)	3.02%
Expected volatility (as a percent)	33.99%
Expected dividend yield (as a percent)	0.00%
Weighted average fair value at grant date	$ 6.68